Receivables from Customers, Broker-Dealers and Clearing Organizations, Net	12 Months Ended
Mar. 31, 2026
Receivables from Customers, Broker-Dealers and Clearing Organizations, Net [Abstract]
RECEIVABLES FROM CUSTOMERS, BROKER-DEALERS AND CLEARING ORGANIZATIONS, NET

10. RECEIVABLES FROM CUSTOMERS, BROKER-DEALERS AND CLEARING ORGANIZATIONS, NET

Receivables from customers, broker-dealers and clearing organizations, net comprised the following:

	As of March 31,
	2026	2025
	$’000	$’000
Receivables from:
Customers	12,525	693
Brokers-dealers and clearing organizations	727	19
Sub-total	13,252	712
Less: allowance for credit losses	(942)	(501)
Total	12,310	211

The movement of the allowance for credit losses for receivables from customers, broker-dealers and clearing organizations was as follows:

	For the years ended March 31,
	2026	2025	2024
	$’000	$’000	$’000
Beginning balance	501	590	223
Additions	539	-	444
Reversal	(98)	(92)	-
Write-offs	-	-	(77)
Exchange realignment	-	3	-
Ending balance	942	501	590